Financial Risk Management - Exposure to Foreign Currency Risk Based on Notional Amounts (Detail)
€ in Millions, ₫ in Millions, ₩ in Millions, ¥ in Millions, ¥ in Millions, zł in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 JPY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 PLN (zł)	Dec. 31, 2023 VND (₫)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 PLN (zł)	Dec. 31, 2022 VND (₫)	Dec. 31, 2020 KRW (₩)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents	₩ 2,257,522		₩ 1,824,649	₩ 3,541,597															₩ 4,218,099
Deposits in banks	905,982		1,722,618
Trade accounts and notes receivable	3,218,093		2,358,914
Trade accounts and notes receivable	(1,013,938)		1,833,491	(964,130)
Trade accounts and notes payable	(1,092,180)		(935,739)	(1,074,089)
Trade accounts and notes payable	323,548		(282,082)	₩ 1,037,950
Other accounts payable	(2,918,903)		(3,242,929)
Financial liabilities	25,766,147		₩ 24,359,595
Advances received	₩ (967,050)
Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Cash and cash equivalents					$ 1,074	¥ 654	¥ 1,695	$ 38	€ 2	zł 1	₫ 226,342	$ 1,040	¥ 228	¥ 1,984	$ 25	€ 1	zł 1	₫ 151,912
Deposits in banks							7,411					69		8,888
Trade accounts and notes receivable					2,442		430					1,725	103	703
Trade accounts and notes receivable | €		€ (2)
Other accounts receivables					6	186	294	20			13,969	26	114	253	10	21		15,800
Other assets denominated in foreign currencies					23	188	34	7			13,146	30	191	82	7			11,353
Trade accounts and notes payable					(1,721)	(9,837)	(1,765)				(740,674)	(1,824)	(4,987)	(1,306)				(478,926)
Trade accounts and notes payable | €		€ 2
Other accounts payable					(545)	(14,589)	(2,151)	(6)	(5)		(1,309,118)	(565)	(19,084)	(1,711)	(8)	(10)		(2,681,508)
Financial liabilities					(4,068)		(25,336)					(4,846)		(20,569)
Advances received | $					(1,200)
Aggregate notional amounts in the consolidated statements of financial position					(3,989)	(23,398)	(19,388)	59	(3)	1	(1,796,335)	(4,345)	(23,435)	(11,676)	34	12	1	(2,981,369)
Cross currency interest rate swap contracts					1,930		345					2,430
Forward exchange contracts | $					1,200
Net exposure					$ (859)	¥ (23,398)	¥ (19,043)	$ 59	€ (3)	zł 1	₫ (1,796,335)	$ (1,915)	¥ (23,435)	¥ (11,676)	$ 34	€ 12	zł 1	₫ (2,981,369)